The Company and basis of presentation (Details) € in Thousands		3 Months Ended	9 Months Ended
	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Selling, general and administrative expense reclassified from research and development expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 6,977		€ 17,413
Costs of revenue previously recorded in selling, general and administrative expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation			€ 36,881
Trade accounts and other receivables reclassified to accounts receivable from related parties, cash flow
The Company and basis of presentation
Amount of reclassifications or changes in presentation				€ 53,149
Non-current provisions and other non-current liabilities reclassified to current provisions and other current liabilities
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 51,831
ARGENTINA
The Company and basis of presentation
Gains (losses) on net monetary position			€ (12,439)
Level of price index			346.6
Percentage of price index increase			22.00%